Subsequent Events (Details Narrative) - PELICAN ACQUISITION CORPORATION - USD ($)	Feb. 27, 2026	Jan. 31, 2026
Subsequent Event [Line Items]
Expenses paid		$ 65,806
Subsequent Event [Member]
Subsequent Event [Line Items]
Expenses paid	$ 67,465
Issued amount	$ 158,000